Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2024 and 2023 are summarized as follows:

	December 31,	December 31,
	2024	2023
Other Intangible development	€1,563,923	€636,970
Software SKN1	248,419	248,419
Computer application	33,755	33,755
Web page	6,010	6,010
	1,852,107	925,154
Amortization	(139,132)	(89,448)
	€1,712,975	€835,706

During the years ended December 31, 2024 and 2023, the Company made additions to other intangible developments of €924,745 and €516,684, respectively. other intangible developments refer to different projects of the IT teams, mainly the new Turbo Energy App software platform and the new SUNBOX prototypes. These developments are expected to be ready for use in 2025.

During the years ended December 31, 2024, 2023 and 2022, the Company recorded amortization expense of €49,684, €49,984 and €858, respectively. The Company evaluated intangible assets for impairment for the years ended December 31, 2024, 2023, and 2022 and determined that there are no impairment losses.